SCHEDULE OF INVESTMENTS
Ivy PineBridge High Yield Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
United Airlines Pass-Through Certificates, Series 2014-2B, 4.625%, 9-3-22	$164	$144

TOTAL ASSET-BACKED SECURITIES – 0.1%		$144
(Cost: $166)

CORPORATE DEBT SECURITIES
Communication Services
Alternative Carriers – 1.0%
Cogent Communications Holdings, Inc., 5.375%, 3-1-22(A)	521	536
Zayo Group Holdings, Inc., 6.125%, 3-1-28(A)	653	635

		1,171

Broadcasting – 2.5%
Banijay Entertainment S.A.S., 5.375%, 3-1-25(A)	800	782
National CineMedia LLC, 5.875%, 4-15-28(A)	765	612
Sirius XM Radio, Inc.:
4.625%, 7-15-24(A)	110	113
5.375%, 7-15-26(A)	445	459
Terrier Media Buyer, Inc., 8.875%, 12-15-27(A)	348	334
Univision Communications, Inc.:
5.125%, 2-15-25(A)	327	308
9.500%, 5-1-25(A)	52	55
6.625%, 6-1-27(A)	360	344

		3,007

Cable & Satellite – 6.8%
Altice Financing S.A., 5.000%, 1-15-28(A)	926	920
Altice France Holding S.A., 6.000%, 2-15-28(A)	830	784
Altice France S.A., 7.375%, 5-1-26(A)	1,124	1,173
Block Communications, Inc., 4.875%, 3-1-28(A)	565	558
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.500%, 5-1-26(A)	331	343
5.000%, 2-1-28(A)	340	351
5.375%, 6-1-29(A)	335	354
Charter Communications Operating LLC and Charter Communications Operating Capital Corp., 5.050%, 3-30-29	300	354
CSC Holdings LLC:
5.250%, 6-1-24	220	233
5.500%, 4-15-27(A)	860	895
Hughes Satellite Systems Corp., 6.625%, 8-1-26	1,109	1,151
Telesat Canada and Telesat LLC:
4.875%, 6-1-27(A)	291	285
6.500%, 10-15-27(A)	804	792

		8,193

Integrated Telecommunication Services – 3.3%
CenturyLink, Inc.:
7.500%, 4-1-24	699	768
5.125%, 12-15-26(A)	534	533
Sprint Corp., 7.875%, 9-15-23	2,358	2,655

		3,956

Movies & Entertainment – 1.1%
Netflix, Inc., 4.875%, 6-15-30(A)	1,300	1,389

Publishing – 1.6%
A. H. Belo Corp.:
7.750%, 6-1-27	502	556
7.250%, 9-15-27	470	501
E.W. Scripps Co., 5.125%, 5-15-25(A)	946	901

		1,958

Wireless Telecommunication Service – 1.0%
C&W Senior Financing Designated Activity Co., 6.875%, 9-15-27(A)	723	716
T-Mobile USA, Inc.:
6.500%, 1-15-24	261	267
6.375%, 3-1-25	220	226

		1,209

Total Communication Services - 17.3%		20,883
Consumer Discretionary
Auto Parts & Equipment – 0.6%
Dana, Inc., 5.375%, 11-15-27	485	481
Delphi Jersey Holdings plc, 5.000%, 10-1-25(A)	241	259

		740

Automobile Manufacturers – 1.1%
Ford Motor Co.:
8.500%, 4-21-23	86	91
6.625%, 10-1-28	692	697
7.450%, 7-16-31	137	144
Tesla, Inc. (GTD by SolarCity Corp.), 5.300%, 8-15-25(A)	433	432

		1,364

Automotive Retail – 0.5%
Allison Transmission, Inc., 5.000%, 10-1-24(A)	574	573

Casinos & Gaming – 2.8%
Boyd Gaming Corp.:
8.625%, 6-1-25(A)	150	157
4.750%, 12-1-27(A)	669	574
Colt Merger Sub, Inc., 6.250%, 7-1-25(A)	800	794
GLP Capital L.P. and GLP Financing II, Inc., 5.375%, 4-15-26	842	920
Golden Nugget, Inc., 8.750%, 10-1-25(A)	855	483
MGM Growth Properties Operating Partnership L.P. and MGP Finance Co-Issuer, Inc., 5.750%, 2-1-27	470	482

		3,410

Consumer Electronics – 0.4%
Conn’s, Inc., 7.250%, 7-15-22(B)	550	437

Homebuilding – 0.5%
Mattamy Group Corp., 5.250%, 12-15-27(A)	571	568

Hotels, Resorts & Cruise Lines – 1.9%
Hilton Grand Vacations Borrower LLC and Hilton Grand Vacations Borrower, Inc., 6.125%, 12-1-24	639	642
Silversea Cruise Finance Ltd., 7.250%, 2-1-25(A)	505	476
Viking Cruises Ltd.:
6.250%, 5-15-25(A)	138	78
13.000%, 5-15-25(A)	91	96
5.875%, 9-15-27(A)	584	348
Wyndham Worldwide Corp., 4.500%, 4-1-27(C)	675	650

		2,290

Internet & Direct Marketing Retail – 0.7%
Grubhub Holdings, Inc., 5.500%, 7-1-27(A)	831	851

Leisure Facilities – 0.9%
SeaWorld Parks & Entertainment, Inc. (GTD by SeaWorld Entertainment, Inc.), 8.750%, 5-1-25(A)(B)	525	530
Six Flags Entertainment Corp., 5.500%, 4-15-27(A)(B)	590	527
Six Flags Theme Parks, Inc., 7.000%, 7-1-25(A)	58	60

		1,117

Restaurants – 0.8%
Brinker International, Inc. (GTD by Brinker Restaurant Corp., Brinker Texas, Inc. and Brinker Florida, Inc.), 5.000%, 10-1-24(A)	1,047	978

Specialized Consumer Services – 1.3%
frontdoor, Inc., 6.750%, 8-15-26(A)	414	440
Nielsen Finance LLC and Nielsen Finance Co., 5.000%, 4-15-22(A)	1,120	1,117

		1,557

Total Consumer Discretionary - 11.5%		13,885
Consumer Staples
Agricultural Products – 0.5%
Dole Food Co., Inc., 7.250%, 6-15-25(A)	590	565

Food Distributors – 0.9%
Performance Food Group, Inc., 5.500%, 10-15-27(A)	585	565
U.S. Foods, Inc., 6.250%, 4-15-25(A)	472	480

		1,045

Food Retail – 1.0%
Albertsons Cos. LLC, Safeway, Inc., New Albertson’s, Inc. and Albertson’s LLC:
5.750%, 3-15-25	446	456
4.625%, 1-15-27(A)	295	295
5.875%, 2-15-28(A)	451	465

		1,216

Packaged Foods & Meats – 2.2%
JBS USA LLC and JBS USA Finance, Inc., 5.875%, 7-15-24(A)	587	595
Kraft Heinz Foods Co., 4.875%, 10-1-49(A)	266	271
Lamb Weston Holdings, Inc., 4.625%, 11-1-24(A)	765	794
Land O’Lakes Capital Trust I, 7.450%, 3-15-28(A)	349	382
Land O’Lakes, Inc., 7.000%, 12-15-68(A)	140	126
Pilgrim’s Pride Corp., 5.875%, 9-30-27(A)	480	480

		2,648

Personal Products – 0.7%
Coty, Inc., 6.500%, 4-15-26(A)	1,063	903

Total Consumer Staples - 5.3%		6,377
Energy
Coal & Consumable Fuels – 0.4%
CONSOL Energy, Inc., 6.875%, 6-15-25(A)	585	497

Oil & Gas Equipment & Services – 0.9%
Archrock Partners L.P. and Archrock Partners Finance Corp. (GTD by Archrock, Inc.), 6.875%, 4-1-27(A)	594	560
Hi-Crush Partners L.P., 9.500%, 8-1-26(A)	936	51
Nine Energy Service, Inc., 8.750%, 11-1-23(A)	945	461

		1,072

Oil & Gas Exploration & Production – 1.6%
Apache Corp., 4.375%, 10-15-28	27	24
Hilcorp Energy I L.P. and Hilcorp Finance Co., 5.000%, 12-1-24(A)	1,624	1,396
Murphy Oil USA, Inc. (GTD by Murphy USA, Inc.), 4.750%, 9-15-29	570	583

		2,003

Oil & Gas Refining & Marketing – 1.7%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24	206	70
6.375%, 7-1-26	714	236
EG Global Finance plc, 6.750%, 2-7-25(A)	908	894
PBF Holding Co. LLC:
9.250%, 5-15-25(A)	69	74
6.000%, 2-15-28(A)	909	754

		2,028

Oil & Gas Storage & Transportation – 4.5%
Buckeye Partners L.P.:
4.125%, 3-1-25(A)	818	785
4.500%, 3-1-28(A)	433	407
Cheniere Energy Partners L.P.:
5.250%, 10-1-25	308	307
4.500%, 10-1-29(A)	380	370

DCP Midstream Operating L.P. (GTD by DCP Midstream L.P.), 5.625%, 7-15-27	376	379
Genesis Energy L.P. and Genesis Energy Finance Corp.:
6.000%, 5-15-23	600	540
5.625%, 6-15-24	703	612
6.500%, 10-1-25	325	278
Holly Energy Partners L.P. and Holly Energy Finance Corp., 5.000%, 2-1-28(A)	1,215	1,157
USA Compression Partners L.P. and USA Compression Finance Corp., 6.875%, 4-1-26	591	571

		5,406

Total Energy - 9.1%		11,006
Financials
Consumer Finance – 3.5%
Alliance Data Systems Corp., 4.750%, 12-15-24(A)	550	495
Credit Acceptance Corp., 6.625%, 3-15-26	898	901
Enova International, Inc.:
8.500%, 9-1-24(A)	500	446
8.500%, 9-15-25(A)	406	367
Fairstone Financial, Inc., 7.875%, 7-15-24(A)	543	532
Ford Motor Credit Co. LLC, 5.125%, 6-16-25	200	200
Quicken Loans, Inc., 5.750%, 5-1-25(A)	575	588
Springleaf Finance Corp.:
6.875%, 3-15-25	500	513
5.375%, 11-15-29	237	223

		4,265

Financial Exchanges & Data – 0.6%
Donnelley Financial Solutions, Inc., 8.250%, 10-15-24	797	785

Investment Banking & Brokerage – 0.7%
LPL Holdings, Inc., 5.750%, 9-15-25(A)	852	863

Mortgage REITs – 0.5%
Starwood Property Trust, Inc., 4.750%, 3-15-25	612	557

Property & Casualty Insurance – 1.3%
Amwins Group, Inc., 7.750%, 7-1-26(A)	704	739
NMI Holdings, Inc., 7.375%, 6-1-25(A)	285	298
Radian Group, Inc., 6.625%, 3-15-25	521	534

		1,571

Specialized Finance – 4.8%
AG Issuer LLC, 6.250%, 3-1-28(A)	800	744
Banff Merger Sub, Inc., 9.750%, 9-1-26(A)	760	765
Camelot Finance S.A., 4.500%, 11-1-26(A)	301	300
Connect Finco S.a.r.l. and Connect U.S. Finco LLC, 6.750%, 10-1-26(A)	815	770
CTR Partnership L.P. and CareTrust Capital Corp. (GTD by CareTrust REIT), 5.250%, 6-1-25	682	689

Diamond 1 Finance Corp. and Diamond 2 Finance Corp., 6.020%, 6-15-26(A)	525	602
Goeasy Ltd., 5.375%, 12-1-24(A)	572	555
Navient Corp.:
5.000%, 3-15-27	325	273
5.625%, 8-1-33	596	459
Tempo Acquisition LLC and Tempo Acquisition Finance Corp.:
5.750%, 6-1-25(A)	163	167
6.750%, 6-1-25(A)	400	405

		5,729

Total Financials - 11.4%		13,770
Health Care
Health Care Facilities – 3.0%
Acadia Healthcare Co., Inc., 5.500%, 7-1-28(A)	450	451
DaVita HealthCare Partners, Inc., 5.125%, 7-15-24	667	679
HCA, Inc. (GTD by HCA Holdings, Inc.), 5.375%, 2-1-25	859	920
MPH Acquisition Holdings LLC, 7.125%, 6-1-24(A)	875	814
Tenet Healthcare Corp., 4.625%, 7-15-24	775	760

		3,624

Health Care Services – 0.4%
LifePoint Health, Inc., 4.375%, 2-15-27(A)	544	514

Health Care Supplies – 0.8%
Catalent Pharma Solutions, Inc., 5.000%, 7-15-27(A)	380	394
Ortho-Clinical Diagnostics, Inc.:
7.375%, 6-1-25(A)	383	389
7.250%, 2-1-28(A)	145	148

		931

Managed Health Care – 0.4%
Centene Corp., 4.625%, 12-15-29	89	94
Centene Escrow Corp., 4.250%, 12-15-27	375	387

		481

Pharmaceuticals – 2.5%
Bausch Health Cos., Inc., 6.125%, 4-15-25(A)	630	639
Endo Designed Activity Co., Endo Finance LLC and Endo Finco, Inc.:
9.500%, 7-31-27(A)	223	236
6.000%, 6-30-28(A)	342	220
Herbalife Nutrition Ltd. and HLF Financing, Inc., 7.875%, 9-1-25(A)	271	280
HLF Financing S.a.r.l. LLC and Herbalife International, Inc., 7.250%, 8-15-26(A)	748	752
Jaguar Holding Co. II and PPD Development L.P. (GTD by PPD, Inc.):
4.625%, 6-15-25(A)	131	133
5.000%, 6-15-28(A)	79	81
Par Pharmaceutical, Inc., 7.500%, 4-1-27(A)(C)	610	626

		2,967

Total Health Care - 7.1%		8,517

Industrials
Aerospace & Defense – 1.1%
Moog, Inc., 4.250%, 12-15-27(A)	500	487
Spirit AeroSystems, Inc. (GTD by Spirit AeroSystems Holdings, Inc.), 7.500%, 4-15-25(A)	891	879

		1,366

Air Freight & Logistics – 0.5%
Cargo Aircraft Management, Inc., 4.750%, 2-1-28(A)	650	644

Airlines – 1.5%
American Airlines, Inc. (GTD by American Airlines Group, Inc.), 11.750%, 7-15-25(A)	740	695
Delta Air Lines, Inc., 7.000%, 5-1-25(A)	763	788
Mileage Plus Holdings LLC, 6.500%, 6-20-27(A)	329	330

		1,813

Building Products – 1.7%
Griffon Corp., 5.750%, 3-1-28	905	894
Standard Industries, Inc.:
6.000%, 10-15-25(A)	551	567
5.000%, 2-15-27(A)	600	607

		2,068

Construction & Engineering – 0.5%
Tutor Perini Corp., 6.875%, 5-1-25(A)(B)	555	529

Diversified Support Services – 1.5%
Ahern Rentals, Inc., 7.375%, 5-15-23(A)	1,040	499
KAR Auction Services, Inc., 5.125%, 6-1-25(A)	437	431
Sotheby’s Holdings, Inc., 7.375%, 10-15-27(A)(B)	905	855

		1,785

Electrical Components & Equipment – 1.3%
EnerSys, 5.000%, 4-30-23(A)	1,028	1,054
WESCO Distribution, Inc.:
7.125%, 6-15-25(A)	282	297
7.250%, 6-15-28(A)	130	137

		1,488

Environmental & Facilities Services – 0.2%
Clean Harbors, Inc., 4.875%, 7-15-27(A)	210	216

Industrial Machinery – 0.6%
Energizer Holdings, Inc., 6.375%, 7-15-26(A)	565	584
Hillenbrand, Inc., 5.750%, 6-15-25	166	172

		756

Research & Consulting Services – 0.6%
Korn Ferry, 4.625%, 12-15-27(A)	759	736

Security & Alarm Services – 2.5%
Brink’s Co. (The):
5.500%, 7-15-25(A)	288	293
4.625%, 10-15-27(A)	440	423
GW B-CR Security Corp., 9.500%, 11-1-27(A)	805	851
Prime Security Services Borrower LLC and Prime Finance, Inc.:
5.250%, 4-15-24(A)	414	423
5.750%, 4-15-26(A)	558	578

6.250%, 1-15-28(A)	420	396

		2,964

Trading Companies & Distributors – 1.0%
Central Garden & Pet Co., 5.125%, 2-1-28	400	416
H&E Equipment Services, Inc., 5.625%, 9-1-25	815	823

		1,239

Total Industrials - 13.0%		15,604
Information Technology
Application Software – 0.8%
Delta Merger Sub, Inc., 6.000%, 9-15-26	555	599
SS&C Technologies Holdings, Inc., 5.500%, 9-30-27(A)	419	427

		1,026

Electronic Equipment & Instruments – 0.6%
Diebold, Inc., 8.500%, 4-15-24(B)	979	776

Internet Services & Infrastructure – 0.5%
Presidio Holdings, Inc., 8.250%, 2-1-28(A)	610	610

It Consulting & Other Services – 0.5%
Fair Isaac Corp., 4.000%, 6-15-28(A)	570	572

Technology Distributors – 0.8%
Ingram Micro, Inc., 5.450%, 12-15-24(C)	925	932

Technology Hardware, Storage & Peripherals – 1.1%
Inception Parent, Inc., Inception Merger Sub, Inc. and Rackspace Hosting, Inc., 8.625%, 11-15-24(A)(B)	575	586
Seagate HDD Cayman (GTD by Seagate Technology plc), 4.750%, 1-1-25	640	686

		1,272

Total Information Technology - 4.3%		5,188
Materials
Diversified Chemicals – 0.6%
Olin Corp., 9.500%, 6-1-25(A)	621	693

Diversified Metals & Mining – 3.4%
Cliffs Natural Resources, Inc., 5.750%, 3-1-25(B)	513	437
First Quantum Minerals Ltd., 7.250%, 4-1-23(A)	688	660
FMG Resources August 2006 Partners Ltd., 4.500%, 9-15-27(A)	580	580
Freeport-McMoRan, Inc.:
4.125%, 3-1-28	235	228
5.250%, 9-1-29(B)	380	390
4.250%, 3-1-30	235	228
Harsco Corp., 5.750%, 7-31-27(A)	817	819
Mineral Resources Ltd., 8.125%, 5-1-27(A)	700	744

		4,086

Fertilizers & Agricultural Chemicals – 0.4%
OCI N.V., 5.250%, 11-1-24(A)	492	472

Metal & Glass Containers – 1.5%
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc., 5.250%, 8-15-27(A)	500	491
Silgan Holdings, Inc., 4.750%, 3-15-25	501	507
Trivium Packaging Finance B.V., 8.500%, 8-15-27(A)	800	855

		1,853

Paper Packaging – 1.4%
Cascades, Inc.:
5.750%, 7-15-23(A)	230	232
5.125%, 1-15-26(A)	162	164
5.375%, 1-15-28(A)	349	354
Intertape Polymer Group, Inc., 7.000%, 10-15-26(A)	525	540
Sealed Air Corp., 5.125%, 12-1-24(A)	406	433

		1,723

Specialty Chemicals – 0.3%
Minerals Technologies, Inc., 5.000%, 7-1-28(A)	335	340

Steel – 1.5%
Cleveland-Cliffs, Inc., 9.875%, 10-17-25(A)	556	583
Commercial Metals Co., 5.750%, 4-15-26	417	428
SunCoke Energy Partners L.P. and SunCoke Energy Partners Finance Corp., 7.500%, 6-15-25(A)	904	764

		1,775

Total Materials - 9.1%		10,942
Real Estate
Health Care REITs – 1.0%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.), 5.000%, 10-15-27	385	396
Sabra Health Care L.P., 5.125%, 8-15-26	797	808

		1,204

Hotel & Resort REITs – 0.7%
ESH Hospitality, Inc.:
5.250%, 5-1-25(A)	492	476
4.625%, 10-1-27(A)	430	404

		880

Industrial REITs – 1.5%
Avolon Holdings Funding Ltd., 5.125%, 10-1-23(A)	1,000	925
Kennedy-Wilson, Inc. (GTD by Kennedy-Wilson Holdings, Inc.), 5.875%, 4-1-24	833	829

		1,754

Real Estate Services – 1.2%
Cushman & Wakefield U.S. Borrower LLC (GTD by DTZUK Guarantor Ltd.), 6.750%, 5-15-28(A)	485	506
Ladder Capital Finance Holdings LLP and Ladder Capital Finance Corp., 4.250%, 2-1-27(A)	587	469
Newmark Group, Inc., 6.125%, 11-15-23	415	415

		1,390

Specialized REITs – 0.2%
VICI Properties L.P. and VICI Note Co., Inc., 3.750%, 2-15-27(A)	268	252

Total Real Estate - 4.6%		5,480
Utilities
Electric Utilities – 1.7%
NextEra Energy Operating Partners L.P. (GTD by NextEra Energy Partners L.P. and NextEra Energy U.S. Partners Holdings LLC), 4.250%, 7-15-24(A)	560	567
Talen Energy Supply LLC:
7.250%, 5-15-27(A)	325	323
6.625%, 1-15-28(A)	480	470
Vistra Operations Co. LLC, 5.000%, 7-31-27(A)	725	737

		2,097

Independent Power Producers & Energy Traders – 0.8%
Pattern Energy Group, Inc. (GTD by Pattern U.S. Finance Co. LLC), 5.875%, 2-1-24(A)	935	940

Multi-Utilities – 1.1%
MEG Energy Corp., 7.125%, 2-1-27(A)	550	457
MGE Energy Corp., 6.500%, 1-15-25(A)	894	834

		1,291

Renewable Electricity – 1.6%
HAT Holdings I LLC and HAT Holdings II LLC (GTD by Hannon Armstrong Sustainable Infrastructure Capital, Inc.):
5.250%, 7-15-24(A)	552	563
6.000%, 4-15-25(A)	498	521
NRG Yield Operating LLC, 5.000%, 9-15-26	783	793

		1,877

Total Utilities - 5.2%		6,205

TOTAL CORPORATE DEBT SECURITIES – 97.9%		$117,857
(Cost: $118,791)

SHORT-TERM SECURITIES	Shares
Money Market Funds (E) - 4.5%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.100%(D)	3,678	3,678
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	1,761	1,761

		5,439

TOTAL SHORT-TERM SECURITIES – 4.5%		$5,439
(Cost: $5,439)

TOTAL INVESTMENT SECURITIES – 102.5%		$123,440
(Cost: $124,396)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.5)%	(3,023)

NET ASSETS – 100.0%	$120,417

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the total value of these securities amounted to $83,815 or 69.5% of net assets.

(B)	All or a portion of securities with an aggregate value of $3,595 are on loan.
(C)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2020.
(D)	Investment made with cash collateral received from securities on loan.
(E)	Rate shown is the annualized 7-day yield at June 30, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$144	$—
Corporate Debt Securities	—	117,857	—
Short-Term Securities	5,439	—	—

Total	$5,439	$118,001	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$124,396

Gross unrealized appreciation	2,490
Gross unrealized depreciation	(3,446)

Net unrealized depreciation	$(956)